Subordinated Liabilities - Summary of Undated Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 574	£ 584
10.0625% Exchangeable Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 205	205
First call date	n/a
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 16	£ 17
First call date	2020	2020
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 353	£ 362
First call date	2030	2030